Amounts Due to Related Party and Related Party Transactions (Details) - USD ($)																																							12 Months Ended
	Feb. 02, 2026	Dec. 02, 2025	Oct. 02, 2025	Sep. 30, 2025	Sep. 26, 2025	Sep. 17, 2025	Sep. 10, 2025	Sep. 03, 2025	Jul. 23, 2025	Jul. 16, 2025	Jul. 11, 2025	Jul. 01, 2025	Jun. 30, 2025	Jun. 25, 2025	Jun. 18, 2025	Jun. 04, 2025	May 29, 2025	May 12, 2025	May 08, 2025	Apr. 22, 2025	Apr. 16, 2025	Apr. 09, 2025	Apr. 01, 2025	Mar. 27, 2025	Mar. 20, 2025	Mar. 18, 2025	Mar. 12, 2025	Mar. 04, 2025	Dec. 31, 2024	Dec. 17, 2024	Dec. 04, 2024	Sep. 19, 2024	Sep. 17, 2024	Jun. 27, 2024	Jun. 03, 2024	Apr. 18, 2024	Apr. 10, 2024	Mar. 27, 2024	Dec. 31, 2025	Dec. 31, 2024
Amounts Due to Related Party and Related Party Transactions [Line Items]
Net proceeds																																					$ 150,000		$ 630,000	$ 335,000
Fair value of the warrants																																							(8,644)
Undocumented advances																																							1,609,840	3,270,000
Deferred compensation amount																													$ 300,600										300,600	300,600
Gain (loss) on extinguishment of debt																																							$ 317,982	$ (178,986)
Warrant [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Warrants to purchase shares of common stock (in Shares)																													302,308				3,561						69,333	302,308
Exercise price (in Dollars per share)																													$ 2.26				$ 4.65							$ 2.26
Fair value of the warrants																																								$ 8,653
Extensions of Convertible Notes Payable To Dr Dent [Member] | Warrant [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Warrants to purchase shares of common stock (in Shares)																																		3,938
Exercise price (in Dollars per share)																																		$ 8.1
Fair value of the warrants																																		$ 21,517
Convertible Notes Payable to Dr. Dent [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Principal amount																																					$ 150,000
Interest rate																																					12.00%
Conversion price (in Dollars per share)																																					$ 5.77
Aggregate principal amount																													$ 550,000				$ 316,500	$ 350,000					$ 350,000	550,000
Debt principal forgave																																							245,000
Accrued interest																																							34,452	121,456
Convertible Notes Payable to Dr. Dent [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Interest expense																																							203,502	140,468
September Extension [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Gain (loss) on extinguishment of debt																																							0	2,581
June Extension [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Gain (loss) on extinguishment of debt																																							132,246	0
June Extension [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Fair value of the warrants													$ 22,126																				$ 11,621
Gain (loss) on extinguishment of debt																																							0	65,936
June Extension [Member] | Warrant [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Warrants to purchase shares of common stock (in Shares)													19,866
Exercise price (in Dollars per share)													$ 2
June Extension [Member] | Convertible Notes Payable to Dr. Dent [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Aggregate principal amount													$ 1,765,000
September Extension [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Fair value of the warrants				$ 25,875
Gain (loss) on extinguishment of debt																																							85,150	0
September Extension [Member] | Warrant [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Warrants to purchase shares of common stock (in Shares)				23,811
Exercise price (in Dollars per share)				$ 1.95
September Extension [Member] | Convertible Notes Payable to Dr. Dent [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Aggregate principal amount				$ 2,161,500
December 2024 [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Gain (loss) on extinguishment of debt																																							0	11,339
March Extension [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Fair value of the warrants																									$ 25,625
Gain (loss) on extinguishment of debt																																							42,726	$ 0
March Extension [Member] | Warrant [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Warrants to purchase shares of common stock (in Shares)																									13,534
Exercise price (in Dollars per share)																									$ 3.75
March Extension [Member] | Convertible Notes Payable to Dr. Dent [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Aggregate principal amount																									$ 1,216,500
Dr. Michael Dent [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Interest rate																								12.00%
Warrants to purchase shares of common stock (in Shares)																																92,593
Exercise price (in Dollars per share)																																$ 4.86
Net proceeds		$ 80,000	$ 34,000		$ 26,000	$ 45,000	$ 54,000	$ 15,000	$ 30,000	$ 40,000	$ 50,000	$ 70,000			$ 30,000	$ 70,000	$ 35,000	$ 50,000	$ 100,000	$ 65,000	$ 15,000	$ 100,000	$ 20,000	$ 65,000				$ 50,000	$ 120,000	$ 70,000	$ 25,000	$ 855,000			$ 950,000	$ 50,000
Conversion price per share (in Dollars per share)		$ 1.38	$ 1.74		$ 2	$ 1.2	$ 1.78	$ 2	$ 2.8	$ 3	$ 3	$ 1.79		$ 1.79	$ 1.7	$ 1.9	$ 1.8	$ 2.3	$ 2.3	$ 2.3	$ 2.3	$ 2.3	$ 2.3	$ 3.1		$ 3.75	$ 3	$ 4.9	$ 2.3	$ 2.6	$ 3.3	$ 4.86			$ 4.97	$ 5
Fair value of the warrants																																$ 271,256
Undocumented advances																										$ 420,000
Dr. Michael Dent [Member] | Warrant [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Warrants to purchase shares of common stock (in Shares)																																			100,000
Exercise price (in Dollars per share)																																			$ 4.97
Fair value of the warrants																																			$ 333,111
Dr. Michael Dent [Member] | Convertible Notes Payable to Dr. Dent [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Principal amount		$ 80,000	$ 34,000		$ 26,000	$ 45,000	$ 54,000	$ 15,000	$ 30,000	$ 40,000	$ 50,000	$ 70,000		$ 50,000	$ 43,846	$ 83,846	$ 35,000	$ 50,000	$ 100,000	$ 65,000	$ 15,000	$ 100,000	$ 20,000	$ 65,000		$ 420,000	$ 60,000	$ 50,000	$ 120,000	$ 70,000	$ 25,000	$ 900,000			$ 1,000,000	$ 50,000
Interest rate		12.00%	12.00%		12.00%	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%		12.00%	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%			12.00%	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%			12.00%	12.00%
Maturity date														Dec. 25, 2025	Dec. 18, 2025		Nov. 29, 2025	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026		Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Mar. 31, 2026			Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Aggregate principal amount															$ 13,846	$ 13,846
Dr Dent [Member] | Warrant [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Warrants to purchase shares of common stock (in Shares)																													6,188											6,188
Dr. Dent’s Spouse [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Consulting fees paid																																							$ 100,113	$ 145,000
March 2024 Dent Note I [Member] | Extensions of Convertible Notes Payable To Dr Dent [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Principal amount																																						$ 350,000
Interest rate																																						12.00%
Maturity date																																						Jun. 27, 2024
March 2024 Dent Note II [Member] | Warrant [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Warrants to purchase shares of common stock (in Shares)																																						66,600
March 2024 Dent Note II [Member] | Extensions of Convertible Notes Payable To Dr Dent [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Principal amount																																						$ 150,000
Interest rate																																						12.00%
Maturity date																																						Aug. 24, 2024
March 2024 Dent Note III [Member] | Extensions of Convertible Notes Payable To Dr Dent [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Principal amount																																						$ 166,500
Interest rate																																						12.00%
Maturity date																																						Aug. 28, 2024
March 2024 Dent Note [Member] | Extensions of Convertible Notes Payable To Dr Dent [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Conversion price (in Dollars per share)																																						$ 5.73
March 2024 Warrant [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Exercise price (in Dollars per share)																																						$ 6
March 2024 Warrant [Member] | Convertible Notes Payable to Dr. Dent [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Aggregate principal amount																																						$ 254,345
Subsequent Event [Member] | Dr. Michael Dent [Member] | Convertible Notes Payable to Dr. Dent [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Principal amount	$ 4,338,192
Maturity date	Feb. 02, 2029
Conversion price (in Dollars per share)	$ 4.25
Accrued interest	$ 737,180
Principal amount	$ 5,715,812
Accrued interest rate	12.00%
Subsequent Event [Member] | Dr. Michael Dent [Member] | Convertible Promissory Note [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Principal amount	$ 4,338,192
Maturity date	Feb. 02, 2029
Conversion price (in Dollars per share)	$ 4.25
Accrued interest	$ 737,180
Undocumented advances	339,840
Accrued compensation liabilities	300,600
Principal amount	$ 5,715,812
Accrued interest rate	12.00%
Minimum [Member] | Convertible Notes Payable to Dr. Dent [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Increase in interest rate													12.00%
Minimum [Member] | June Extension [Member] | Convertible Notes Payable to Dr. Dent [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Increase in interest rate																																		12.00%
Minimum [Member] | September Extension [Member] | Convertible Notes Payable to Dr. Dent [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Increase in interest rate				12.00%																													12.00%
Minimum [Member] | December 2024 [Member] | Convertible Notes Payable to Dr. Dent [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Increase in interest rate																																								12.00%
Minimum [Member] | March Extension [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Increase in interest rate																									12.00%
Maximum [Member] | Convertible Notes Payable to Dr. Dent [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Increase in interest rate													15.00%
Maximum [Member] | June Extension [Member] | Convertible Notes Payable to Dr. Dent [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Increase in interest rate																																		15.00%
Maximum [Member] | September Extension [Member] | Convertible Notes Payable to Dr. Dent [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Increase in interest rate				15.00%																													15.00%
Maximum [Member] | December 2024 [Member] | Convertible Notes Payable to Dr. Dent [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Increase in interest rate																																								15.00%
Maximum [Member] | March Extension [Member] | Convertible Notes Payable to Dr. Dent [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Increase in interest rate																									15.00%